Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Trust for Professional Managers
Entity Central Index Key	0001141819
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Institutional Class
Shareholder Report [Line Items]
Fund Name	Performance Trust Total Return Bond Fund
Class Name	Institutional Class
Trading Symbol	PTIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Performance Trust Total Return Bond Fund (the “Fund”) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://ptam.com/resources/. You can also request this information by contacting us at 1-877-738-9095.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occured during the reporting period.
Additional Information Phone Number	1-877-738-9095
Additional Information Website	https://ptam.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$80	0.76%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
POSITIONING
U.S. Treasury rates fell across the yield curve, falling most in the 1- to 5-year part of the curve. Credit spreads tightened across most fixed income sectors.
The Fund began implementing a barbell strategy in 2022, when the yield curve first inverted. The Fund continued this strategy during the fiscal year targeting the short-end of the curve (securities less than 5-years) and the long-end of the curve (particularly the 20-year part of the curve).
As credit spreads narrowed to historically tight levels and as rates fell during the fiscal year, the Fund began to shift its credit risk to the short-end of the yield curve in best efforts to mitigate risk of spreads widening.
During the fiscal year, the Fund primarily reduced positions in Commercial Mortgage-Backed Securities (CMBS), Investment Grade Corporates, and Non-Agency Residential Mortgage-Backed Securities (Non-Agency RMBS). The Fund primarily increased its positioning in U.S. Treasuries and Asset Backed Securities (ABS).

Top Contributors
↑	Collateralized Loan Obligations (CLOs), CMBS, Investment-Grade Corporates, High-Yield Corporates, Non-Agency RMBS, Taxable Municipals, Tax-Exempt Municipals

Top Detractors
↓	Long U.S. Treasuries, Short U.S. Treasuries, ABS
PERFORMANCE
The Fund posted positive returns for the fiscal year ended 8/31/2024. Outperformance relative to the benchmark (Bloomberg U.S. Aggregate Bond Index) can be generally attributed to yield curve positioning, sector allocation, and security selection. Exposure to sectors experiencing meaningful spread tightening was the largest driver of outperformance over the fiscal year, led by CMBS, High-Yield Corporates, Investment-Grade Corporates, and CLOs.
Our Investment-Grade Corporates outperformed the corporate exposure in the benchmark, highlighting successful security selection and yield curve positioning during the fiscal year. Our exposure to securitized assets (especially CMBS and CLOs), Municipal bonds, and High-Yield Corporates drove outperformance of the benchmark as well, illustrating the benefit of sector allocation beyond the traditional sectors that dominate the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	9.45	0.99	3.12
Bloomberg U.S. Aggregate Bond Index	7.30	-0.04	1.64

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://ptam.com/resources/ for more recent performance information.
Net Assets	$ 8,052,332,259
Holdings Count | $ / shares	1,566
Advisory Fees Paid, Amount	$ 39,787,564
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$8,052,332,259
Number of Holdings	1,566
Net Advisory Fee	$39,787,564
Portfolio Turnover	34%
Average Credit Quality	AA-
Effective Duration	6.65 years
30-Day SEC Yield	5.94%
30-Day SEC Yield Unsubsidized	5.91%
Weighted Average Life	12.04 years
Distribution Yield	4.30%

Holdings [Text Block]

Top 10 Issuers
United States Treasury Notes/Bonds	11.1%
Freddie Mac Multifamily Structured Pass Through Certificates	4.2%
Santander Drive Auto Receivables Trust	2.7%
United States Treasury Strip Principal	2.6%
Westlake Automobile Receivables Trust	2.3%
United States Treasury Bill	2.2%
Wells Fargo Commercial Mortgage Trust	2.1%
Benchmark Mortgage Trust	2.0%
Bank Securitization Trust	2.0%
GLS Auto Receivables Trust	1.9%

Top Sectors
Mortgage Securities	24.2%
US Municipal	22.0%
Asset Backed Securities	19.3%
Government	13.7%
Financials*	6.2%
Consumer Discretionary*	4.2%
Health Care*	2.2%
Industrials*	1.2%
Technology*	0.8%
Cash & Other	6.2%

Credit Breakdown**
AAA	39.7%
AA	24.4%
A	13.9%
BBB	10.4%
BB	5.4%
B	0.7%
CCC	1.1%
CC	0.0%
C	0.6%
D	0.1%
Not Rated	3.7%
[1],[2]
Material Fund Change [Text Block]
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Mark Peiler, CFA and Lars Anderson, CFA were added as portfolio managers in December 2023.
Fund Name Change:
The Performance Trust Strategic Bond Fund became Performance Trust Total Return Bond Fund, effective 12/29/23.

Updated Prospectus Web Address	https://ptam.com/resources/
Class A
Shareholder Report [Line Items]
Fund Name	Performance Trust Total Return Bond Fund
Class Name	Class A
Trading Symbol	PTAOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Performance Trust Total Return Bond Fund (the “Fund”) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://ptam.com/resources/. You can also request this information by contacting us at 1-877-738-9095.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occured during the reporting period.
Additional Information Phone Number	1-877-738-9095
Additional Information Website	https://ptam.com/resources/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$106	1.01%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
POSITIONING
U.S. Treasury rates fell across the yield curve, falling most in the 1- to 5-year part of the curve. Credit spreads tightened across most fixed income sectors.
The Fund began implementing a barbell strategy in 2022, when the yield curve first inverted. The Fund continued this strategy during the fiscal year targeting the short-end of the curve (securities less than 5-years) and the long-end of the curve (particularly the 20-year part of the curve).
As credit spreads narrowed to historically tight levels and as rates fell during the fiscal year, the Fund began to shift its credit risk to the short-end of the yield curve in best efforts to mitigate risk of spreads widening.
During the fiscal year, the Fund primarily reduced positions in Commercial Mortgage-Backed Securities (CMBS), Investment Grade Corporates, and Non-Agency Residential Mortgage-Backed Securities (Non-Agency RMBS). The Fund primarily increased its positioning in U.S. Treasuries and Asset Backed Securities (ABS).

Top Contributors
↑	Collateralized Loan Obligations (CLOs), CMBS, Investment-Grade Corporates, High-Yield Corporates, Non-Agency RMBS, Taxable Municipals, Tax-Exempt Municipals

Top Detractors
↓	Long U.S. Treasuries, Short U.S. Treasuries, ABS
PERFORMANCE
The Fund posted positive returns for the fiscal year ended 8/31/2024. Outperformance relative to the benchmark (Bloomberg U.S. Aggregate Bond Index) can be generally attributed to yield curve positioning, sector allocation, and security selection. Exposure to sectors experiencing meaningful spread tightening was the largest driver of outperformance over the fiscal year, led by CMBS, High-Yield Corporates, Investment-Grade Corporates, and CLOs.
Our Investment-Grade Corporates outperformed the corporate exposure in the benchmark, highlighting successful security selection and yield curve positioning during the fiscal year. Our exposure to securitized assets (especially CMBS and CLOs), Municipal bonds, and High-Yield Corporates drove outperformance of the benchmark as well, illustrating the benefit of sector allocation beyond the traditional sectors that dominate the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (01/02/2019)
Class A (without sales charge)	9.19	0.73	1.97
Class A (with sales charge)	6.74	0.28	1.56
Bloomberg U.S. Aggregate Bond Index	7.30	-0.04	1.49

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://ptam.com/resources/ for more recent performance information.
Net Assets	$ 8,052,332,259
Holdings Count | $ / shares	1,566
Advisory Fees Paid, Amount	$ 39,787,564
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$8,052,332,259
Number of Holdings	1,566
Net Advisory Fee	$39,787,564
Portfolio Turnover	34%
Average Credit Quality	AA-
Effective Duration	6.65 years
30-Day SEC Yield	5.56%
30-Day SEC Yield Unsubsidized	5.53%
Weighted Average Life	12.04 years
Distribution Yield	4.06%

Holdings [Text Block]

Top 10 Issuers
United States Treasury Notes/Bonds	11.1%
Freddie Mac Multifamily Structured Pass Through Certificates	4.2%
Santander Drive Auto Receivables Trust	2.7%
United States Treasury Strip Principal	2.6%
Westlake Automobile Receivables Trust	2.3%
United States Treasury Bill	2.2%
Wells Fargo Commercial Mortgage Trust	2.1%
Benchmark Mortgage Trust	2.0%
Bank Securitization Trust	2.0%
GLS Auto Receivables Trust	1.9%

Top Sectors
Mortgage Securities	24.2%
US Municipal	22.0%
Asset Backed Securities	19.3%
Government	13.7%
Financials*	6.2%
Consumer Discretionary*	4.2%
Health Care*	2.2%
Industrials*	1.2%
Technology*	0.8%
Cash & Other	6.2%

Credit Breakdown**
AAA	39.7%
AA	24.4%
A	13.9%
BBB	10.4%
BB	5.4%
B	0.7%
CCC	1.1%
CC	0.0%
C	0.6%
D	0.1%
Not Rated	3.7%
[3],[4]
Material Fund Change [Text Block]
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Mark Peiler, CFA and Lars Anderson, CFA were added as portfolio managers in December 2023.
Fund Name Change:
The Performance Trust Strategic Bond Fund became Performance Trust Total Return Bond Fund, effective 12/29/23.

Updated Prospectus Web Address	https://ptam.com/resources/
Class C
Shareholder Report [Line Items]
Fund Name	Performance Trust Total Return Bond Fund
Class Name	Class C
Trading Symbol	PTCOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Performance Trust Total Return Bond Fund (the “Fund”) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://ptam.com/resources/. You can also request this information by contacting us at 1-877-738-9095.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occured during the reporting period.
Additional Information Phone Number	1-877-738-9095
Additional Information Website	https://ptam.com/resources/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$183	1.76%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
POSITIONING
U.S. Treasury rates fell across the yield curve, falling most in the 1- to 5-year part of the curve. Credit spreads tightened across most fixed income sectors.
The Fund began implementing a barbell strategy in 2022, when the yield curve first inverted. The Fund continued this strategy during the fiscal year targeting the short-end of the curve (securities less than 5-years) and the long-end of the curve (particularly the 20-year part of the curve).
As credit spreads narrowed to historically tight levels and as rates fell during the fiscal year, the Fund began to shift its credit risk to the short-end of the yield curve in best efforts to mitigate risk of spreads widening.
During the fiscal year, the Fund primarily reduced positions in Commercial Mortgage-Backed Securities (CMBS), Investment Grade Corporates, and Non-Agency Residential Mortgage-Backed Securities (Non-Agency RMBS). The Fund primarily increased its positioning in U.S. Treasuries and Asset Backed Securities (ABS).

Top Contributors
↑	Collateralized Loan Obligations (CLOs), CMBS, Investment-Grade Corporates, High-Yield Corporates, Non-Agency RMBS, Taxable Municipals, Tax-Exempt Municipals

Top Detractors
↓	Long U.S. Treasuries, Short U.S. Treasuries, ABS
PERFORMANCE
The Fund posted positive returns for the fiscal year ended 8/31/2024. Outperformance relative to the benchmark (Bloomberg U.S. Aggregate Bond Index) can be generally attributed to yield curve positioning, sector allocation, and security selection. Exposure to sectors experiencing meaningful spread tightening was the largest driver of outperformance over the fiscal year, led by CMBS, High-Yield Corporates, Investment-Grade Corporates, and CLOs.
Our Investment-Grade Corporates outperformed the corporate exposure in the benchmark, highlighting successful security selection and yield curve positioning during the fiscal year. Our exposure to securitized assets (especially CMBS and CLOs), Municipal bonds, and High-Yield Corporates drove outperformance of the benchmark as well, illustrating the benefit of sector allocation beyond the traditional sectors that dominate the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (01/02/2019)
Class C (without sales charge)	8.31	-0.02	1.20
Bloomberg U.S. Aggregate Bond Index	7.30	-0.04	1.49

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://ptam.com/resources/ for more recent performance information.
Net Assets	$ 8,052,332,259
Holdings Count | $ / shares	1,566
Advisory Fees Paid, Amount	$ 39,787,564
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$8,052,332,259
Number of Holdings	1,566
Net Advisory Fee	$39,787,564
Portfolio Turnover	34%
Average Credit Quality	AA-
Effective Duration	6.65 years
30-Day SEC Yield	4.94%
30-Day SEC Yield Unsubsidized	4.91%
Weighted Average Life	12.04 years
Distribution Yield	3.37%

Holdings [Text Block]

Top 10 Issuers
United States Treasury Notes/Bonds	11.1%
Freddie Mac Multifamily Structured Pass Through Certificates	4.2%
Santander Drive Auto Receivables Trust	2.7%
United States Treasury Strip Principal	2.6%
Westlake Automobile Receivables Trust	2.3%
United States Treasury Bill	2.2%
Wells Fargo Commercial Mortgage Trust	2.1%
Benchmark Mortgage Trust	2.0%
Bank Securitization Trust	2.0%
GLS Auto Receivables Trust	1.9%

Top Sectors
Mortgage Securities	24.2%
US Municipal	22.0%
Asset Backed Securities	19.3%
Government	13.7%
Financials*	6.2%
Consumer Discretionary*	4.2%
Health Care*	2.2%
Industrials*	1.2%
Technology*	0.8%
Cash & Other	6.2%

Credit Breakdown**
AAA	39.7%
AA	24.4%
A	13.9%
BBB	10.4%
BB	5.4%
B	0.7%
CCC	1.1%
CC	0.0%
C	0.6%
D	0.1%
Not Rated	3.7%
[5],[6]
Material Fund Change [Text Block]
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Mark Peiler, CFA and Lars Anderson, CFA were added as portfolio managers in December 2023.
Fund Name Change:
The Performance Trust Strategic Bond Fund became Performance Trust Total Return Bond Fund, effective 12/29/23.

Updated Prospectus Web Address	https://ptam.com/resources/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Performance Trust Municipal Bond Fund
Class Name	Institutional Class
Trading Symbol	PTIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Performance Trust Municipal Bond Fund (the “Fund”) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://ptam.com/resources/. You can also request this information by contacting us at 1-877-738-9095.
Additional Information Phone Number	1-877-738-9095
Additional Information Website	https://ptam.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
POSITIONING
Given the municipal bond benchmark curve’s inversion, the Fund focused on a barbell strategy, combining short-term securities (0- to 5-years) and long-term securities (15- to 20-years).  This approach focused on the highest yielding parts of the municipal bond curve, maximizing income and yield curve roll potential.
Furthermore, considering the historically relative high yielding environment for municipal bonds, the Fund also targeted a higher allocation to bonds that carry more call-protection and price off a longer part of the yield curve.

Top Contributors
↑	Yield Curve Positioning, Bond Structure (Coupon and Call Protection), Longer Maturities
PERFORMANCE
The Fund posted positive returns for the fiscal year ended 8/31/2024 as rates fell across the AAA curve (all municipal bond yields quoted are sourced from the MMD AAA scale). Outperformance relative to the benchmark (Bloomberg Municipal Bond Index) and the Morningstar Category (Morningstar Municipal National Intermediate) can generally be attributed to the Fund’s higher allocation to bonds that carry more call-protection and price off a longer part of the yield curve, making the Fund a little more responsive to movements in interest rates.
Outperformance can also be attributed to the Fund’s yield curve positioning. For much of the fiscal year, the municipal bond benchmark curve was inverted and had lower yields from 5- to 10-years. This lowered or eliminated total return potential derived from income (yield) as well as yield curve roll for this part of the curve. As a result, the Fund largely avoided the 5- to 10-year part of the curve and instead focused on a combination of the short end of the curve (0- to 5-years) and the longer end of the curve (particularly the 15- to 20-year part of the curve). This positioning contributed to outperformance by increasing the Fund’s yield, allowing for greater yield curve roll potential, and increasing the Fund’s convexity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	9.14	1.06	2.88
Bloomberg Municipal Bond Index	6.09	1.02	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://ptam.com/resources/ for more recent performance information.
Net Assets	$ 726,757,400
Holdings Count | $ / shares	262
Advisory Fees Paid, Amount	$ 2,681,761
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$726,757,400
Number of Holdings	262
Net Advisory Fee	$2,681,761
Portfolio Turnover	60%
Average Credit Quality	AA
Effective Duration	9.83 years
30-Day SEC Yield	3.90%
30-Day SEC Yield Unsubsidized	3.90%
Weighted Average Life	9.83 years
Distribution Yield	3.74%

Holdings [Text Block]

Top 10 Issuers
Freddie Mac Multifamily ML Certificates	5.0%
First American Government Obligations Fund	4.2%
San Diego Unified School District	2.1%
Poway Unified School District	2.1%
Greater Clark Building Corp.	2.1%
City & County of Denver, CO Airport System Revenue	2.0%
University of North Carolina at Chapel Hill	1.9%
State of Texas	1.8%
Central Puget Sound Regional Transit Authority	1.6%
Minneapolis-St Paul Metropolitan Airports Commission	1.5%

Top Sectors
US Municipal	91.3%
Mortgage Securities	7.0%
Financials*	0.4%
Cash & Other	1.3%

Credit Breakdown**
AAA	16.2%
AA	55.6%
A	18.8%
BBB	4.6%
BB	0.5%
B	0.0%
CCC	0.0%
CC	0.0%
C	0.0%
D	0.0%
Not Rated	4.3%
[7],[8]
Updated Prospectus Web Address	https://ptam.com/resources/
Class A
Shareholder Report [Line Items]
Fund Name	Performance Trust Municipal Bond Fund
Class Name	Class A
Trading Symbol	PTRMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Performance Trust Municipal Bond Fund (the “Fund”) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://ptam.com/resources/. You can also request this information by contacting us at 1-877-738-9095.
Additional Information Phone Number	1-877-738-9095
Additional Information Website	https://ptam.com/resources/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	0.74%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
POSITIONING
Given the municipal bond benchmark curve’s inversion, the Fund focused on a barbell strategy, combining short-term securities (0- to 5-years) and long-term securities (15- to 20-years).  This approach focused on the highest yielding parts of the municipal bond curve, maximizing income and yield curve roll potential.
Furthermore, considering the historically relative high yielding environment for municipal bonds, the Fund also targeted a higher allocation to bonds that carry more call-protection and price off a longer part of the yield curve.

Top Contributors
↑	Yield Curve Positioning, Bond Structure (Coupon and Call Protection), Longer Maturities
PERFORMANCE
The Fund posted positive returns for the fiscal year ended 8/31/2024 as rates fell across the AAA curve (all municipal bond yields quoted are sourced from the MMD AAA scale). Outperformance relative to the benchmark (Bloomberg Municipal Bond Index) and the Morningstar Category (Morningstar Municipal National Intermediate) can generally be attributed to the Fund’s higher allocation to bonds that carry more call-protection and price off a longer part of the yield curve, making the Fund a little more responsive to movements in interest rates.
Outperformance can also be attributed to the Fund’s yield curve positioning. For much of the fiscal year, the municipal bond benchmark curve was inverted and had lower yields from 5- to 10-years. This lowered or eliminated total return potential derived from income (yield) as well as yield curve roll for this part of the curve. As a result, the Fund largely avoided the 5- to 10-year part of the curve and instead focused on a combination of the short end of the curve (0- to 5-years) and the longer end of the curve (particularly the 15- to 20-year part of the curve). This positioning contributed to outperformance by increasing the Fund’s yield, allowing for greater yield curve roll potential, and increasing the Fund’s convexity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	8.84	0.81	2.64
Class A (with sales charge)	6.38	0.35	2.41
Bloomberg Municipal Bond Index	6.09	1.02	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://ptam.com/resources/ for more recent performance information.
Net Assets	$ 726,757,400
Holdings Count | $ / shares	262
Advisory Fees Paid, Amount	$ 2,681,761
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$726,757,400
Number of Holdings	262
Net Advisory Fee	$2,681,761
Portfolio Turnover	60%
Average Credit Quality	AA
Effective Duration	9.83 years
30-Day SEC Yield	3.57%
30-Day SEC Yield Unsubsidized	3.57%
Weighted Average Life	9.83 years
Distribution Yield	3.48%

Holdings [Text Block]

Top 10 Issuers
Freddie Mac Multifamily ML Certificates	5.0%
First American Government Obligations Fund	4.2%
San Diego Unified School District	2.1%
Poway Unified School District	2.1%
Greater Clark Building Corp.	2.1%
City & County of Denver, CO Airport System Revenue	2.0%
University of North Carolina at Chapel Hill	1.9%
State of Texas	1.8%
Central Puget Sound Regional Transit Authority	1.6%
Minneapolis-St Paul Metropolitan Airports Commission	1.5%

Top Sectors
US Municipal	91.3%
Mortgage Securities	7.0%
Financials*	0.4%
Cash & Other	1.3%

Credit Breakdown**
AAA	16.2%
AA	55.6%
A	18.8%
BBB	4.6%
BB	0.5%
B	0.0%
CCC	0.0%
CC	0.0%
C	0.0%
D	0.0%
Not Rated	4.3%
[9],[10]
Updated Prospectus Web Address	https://ptam.com/resources/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Performance Trust Multisector Bond Fund
Class Name	Institutional Class
Trading Symbol	PTCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Performance Trust Multisector Bond Fund (the “Fund”) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://ptam.com/resources/. You can also request this information by contacting us at 1-877-738-9095.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-738-9095
Additional Information Website	https://ptam.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$108	1.01%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
POSITIONING
U.S. Treasury rates fell across the yield curve, falling most in the 1- to 5-year part of the curve. Credit spreads tightened across most fixed income sectors.
The Fund used different positioning tactics during the fiscal year. Generally speaking, the Fund attempted to take advantage of higher rates and wider credit spreads by targeting the intermediate part of the curve early in the fiscal year. Later in the fiscal year, as credit spreads narrowed to historically tight levels and as rates fell, the Fund began to shift its credit risk to the short-end of the curve in best efforts to mitigate risk of spreads widening.
During the fiscal year, The Fund reduced positions primarily in Investment-Grade Corporates, Agency Commercial Mortgage-Backed Securities (CMBS), and Asset Backed Securities (ABS). The Fund increased its positioning primarily in Non-Agency CMBS, Taxable Municipals, Non-Agency Residential Mortgage-Backed Securities (RMBS), and U.S. Treasuries.

Top Contributors
↑	Collateralized Loan Obligations (CLOs), CMBS, Investment-Grade Corporates, High-Yield Corporates, Non-Agency RMBS, Taxable Municipals, Tax-Exempt Municipals

Top Detractors
↓	Long U.S. Treasuries, ABS
PERFORMANCE
The Fund posted positive returns for the fiscal year ended 8/31/2024. Outperformance relative to the benchmark (Bloomberg U.S. Aggregate Bond Index) can be generally attributed to yield curve positioning, greater credit risk exposure, sector allocation, and security selection. The Fund had greater exposure to credit risk compared to the benchmark. Spreads tightened across most fixed income sectors, which positively contributed to the Fund’s outperformance.
Exposure to sectors experiencing meaningful spread tightening was the largest driver of outperformance over the fiscal year, led by CMBS, High-Yield Corporates, Investment-Grade Corporates, and CLOs. The Fund has greater exposure to securitized assets, municipal bonds, and High Yield Corporates than what is found in the benchmark. Non-Agency RMBS, Taxable Municipals, and Tax-Exempt Municipals also meaningfully contributed to outperformance versus the benchmark. Furthermore, our Investment-Grade Corporates outperformed the corporate exposure in the benchmark, highlighting successful security selection and yield curve positioning during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/31/2020)
Institutional Class (without sales charge)	13.49	2.64
Bloomberg U.S. Aggregate Bond Index	7.30	-1.92

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://ptam.com/resources/ for more recent performance information.
Net Assets	$ 136,140,870
Holdings Count | $ / shares	122
Advisory Fees Paid, Amount	$ 811,320
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$136,140,870
Number of Holdings	122
Net Advisory Fee	$811,320
Portfolio Turnover	40%
Average Credit Quality	BBB
Effective Duration	4.12 years
30-Day SEC Yield	5.63%
30-Day SEC Yield Unsubsidized	5.59%
Weighted Average Life	8.09 years
Distribution Yield	5.79%

Holdings [Text Block]

Top 10 Issuers
United States Treasury Notes/Bonds	6.4%
First American Government Obligations Fund	4.6%
Benchmark Mortgage Trust	3.3%
Wells Fargo Commercial Mortgage Trust	3.1%
Bank Securitization Trust	3.0%
Morgan Stanley Capital I Trust	2.5%
Apidos CLO	2.4%
GLS Auto Receivables Trust	2.3%
ARES CLO	2.2%
Blackstone, Inc.	1.8%

Top Sectors
Mortgage Securities	26.9%
Asset Backed Securities	18.5%
Financials*	15.4%
Consumer Discretionary*	10.6%
US Municipal	6.9%
Government	6.4%
Industrials*	3.4%
Communications*	1.9%
Technology*	1.7%
Cash & Other	8.3%

Credit Breakdown**
AAA	15.5%
AA	4.5%
A	14.6%
BBB	26.8%
BB	24.9%
B	5.3%
CCC	1.1%
CC	0.0%
C	0.0%
D	0.8%
Not Rated	6.5%
[11],[12]
Material Fund Change [Text Block]	Fund Name Change: The Performance Trust Credit Fund became Performance Trust Multisector Bond Fund, effective 12/29/23.
Updated Prospectus Web Address	https://ptam.com/resources/
Performance Trust Short Term Bond ETF
Shareholder Report [Line Items]
Fund Name	Performance Trust Short Term Bond ETF
Class Name	Performance Trust Short Term Bond ETF
Trading Symbol	STBF
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Performance Trust Short Term Bond ETF (the “Fund”) for the period of April 8, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://ptam.com/resources/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://ptam.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Performance Trust Short Term Bond ETF*	$66	0.65%
[13]
Expenses Paid, Amount	$ 66	[13]
Expense Ratio, Percent	0.65%	[13]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST PERIOD  AND WHAT AFFECTED ITS PERFORMANCE?
POSITIONING
Given the Fund targets an average portfolio duration of less than 4 years, the Fund targeted securities that had attractive spreads to an already historically high-yielding short-end of the U.S. Treasury yield curve.
U.S. Treasury rates fell across the yield curve, falling most in the 1- to 5-year part of the curve. Credit spreads tightened across most fixed income sectors. While offering an attractive starting yield, the Fund’s total return was only further enhanced by falling rates and tighter spreads.
During the period, the Fund mainly worked to implement its targeted portfolio allocation given its recent launch date. While Cash and U.S. Treasuries maintained the heaviest allocation at the Fund’s launch, over time, the Fund grew its allocation to Asset Backed Securities (ABS), Collateralized Loan Obligations (CLOs), and Commercial Mortgage-Backed Securities (CMBS) most significantly. It also modestly added exposure to High-Yield Corporates, Investment-Grade Corporates, Non-Agency Residential Mortgage-Backed Securities (Non-Agency RMBS), and Taxable Municipals.

Top Contributors
↑	Long U.S. Treasuries, CMBS, High-Yield Corporates, Non-Agency RMBS, and Taxable Municipals

Top Detractors
↓	Cash, Short U.S. Treasuries, CLOs, and Investment-Grade Corporates
PERFORMANCE
The Fund posted positive total returns for the commencement of investment operations period beginning 4/9/24 (the Fund’s launch date) and ending 8/31/2024. Mild underperformance relative to the strategy benchmark index (Bloomberg U.S. Aggregate Bond Index) can generally be attributed to cash drag and yield curve positioning.
The Fund was able to invest in highly rated securities in sectors that provide meaningful spreads over U.S. Treasuries, where over two-thirds of the strategy benchmark index is allocated.
The Fund has an overall portfolio duration similar to that of the strategy benchmark index, but this is achieved by investing primarily at the very front end of the yield curve coupled with a modest exposure at the long end of the curve (“barbell”). This resulted in slight underperformance given the rally in the belly of the yield curve relative to the long end. Going forward, we still believe this barbell strategy will be the best approach.
Given its launch in April, the greatest detractor from Fund performance was likely cash drag as the portfolio management team was patient with initial allocations and seeking the best risk-reward profiles for the objective of the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/08/2024)
Performance Trust Short Term Bond ETF NAV	3.13
Performance Trust Short Term Bond ETF Market	3.24
Bloomberg U.S. Aggregate Bond Index	5.08
Bloomberg U.S. Aggregate 1-3 Year Index (USD)	3.26

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://ptam.com/resources/ for more recent performance information.
Net Assets	$ 12,664,873
Holdings Count | $ / shares	54
Advisory Fees Paid, Amount	$ 27,127
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$12,664,873
Number of Holdings	54
Net Advisory Fee	$27,127
Portfolio Turnover	13%
Average Credit Quality	AA-
Effective Duration	2.00 years
30-Day SEC Yield	7.95%
30-Day SEC Yield Unsubsidized	7.95%
Weighted Average Life	3.87 years

Holdings [Text Block]

Top 10 Issuers
United States Treasury Bill	9.8%
Bank5 Securitization Trust	8.8%
Freddie Mac Multifamily Structured Pass Through Certificates	7.3%
United States Treasury Notes/Bonds	5.8%
Westlake Automobile Receivables Trust	5.2%
Computershare Corporate Trust	5.2%
Santander Drive Auto Receivables Trust	4.9%
GLS Auto Receivables Trust	4.0%
ARES CLO	3.9%
First American Government Obligations Fund	2.9%

Top Sectors
Asset Backed Securities	45.6%
Mortgage Securities	28.0%
Financials*	6.3%
Government	5.8%
US Municipal	1.9%
Communications*	1.4%
Cash & Other	11.0%

Credit Breakdown**
AAA	44.0%
AA	18.4%
A	14.4%
BBB	15.0%
BB	6.0%
B	0.0%
CCC	0.0%
CC	0.0%
C	0.0%
D	0.0%
Not Rated	2.2%
[14],[15]
Updated Prospectus Web Address	https://ptam.com/resources/

[1]
**	Credit rating agencies Fitch Ratings, Moody’s Investor Service, and Standards & Poor’s Corporation (S&P) rate the credit quality of debt issues. For reporting purposes, PT Asset Management, LLC (“PTAM”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations (‘’NRSROs’’). For example, if Fitch, Moody’s, and S&P all provide ratings, PTAM assigns the median rating. In certain instances, such as US Treasury and Agency securities, PTAM will assign an internal PTAM rating. The internal PTAM rating can only be as high as the highest stated credit rating from an NRSRO.

[2]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[3]
**	Credit rating agencies Fitch Ratings, Moody’s Investor Service, and Standards & Poor’s Corporation (S&P) rate the credit quality of debt issues. For reporting purposes, PT Asset Management, LLC (“PTAM”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations (‘’NRSROs’’). For example, if Fitch, Moody’s, and S&P all provide ratings, PTAM assigns the median rating. In certain instances, such as US Treasury and Agency securities, PTAM will assign an internal PTAM rating. The internal PTAM rating can only be as high as the highest stated credit rating from an NRSRO.

[4]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[5]
**	Credit rating agencies Fitch Ratings, Moody’s Investor Service, and Standards & Poor’s Corporation (S&P) rate the credit quality of debt issues. For reporting purposes, PT Asset Management, LLC (“PTAM”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations (‘’NRSROs’’). For example, if Fitch, Moody’s, and S&P all provide ratings, PTAM assigns the median rating. In certain instances, such as US Treasury and Agency securities, PTAM will assign an internal PTAM rating. The internal PTAM rating can only be as high as the highest stated credit rating from an NRSRO.

[6]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[7]
**	Credit rating agencies Fitch Ratings, Moody’s Investor Service, and Standards & Poor’s Corporation (S&P) rate the credit quality of debt issues. For reporting purposes, PT Asset Management, LLC (“PTAM”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations (‘’NRSROs’’). For example, if Fitch, Moody’s, and S&P all provide ratings, PTAM assigns the median rating. In certain instances, such as US Treasury and Agency securities, PTAM will assign an internal PTAM rating. The internal PTAM rating can only be as high as the highest stated credit rating from an NRSRO.

[8]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[9]
**	Credit rating agencies Fitch Ratings, Moody’s Investor Service, and Standards & Poor’s Corporation (S&P) rate the credit quality of debt issues. For reporting purposes, PT Asset Management, LLC (“PTAM”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations (‘’NRSROs’’). For example, if Fitch, Moody’s, and S&P all provide ratings, PTAM assigns the median rating. In certain instances, such as US Treasury and Agency securities, PTAM will assign an internal PTAM rating. The internal PTAM rating can only be as high as the highest stated credit rating from an NRSRO.

[10]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[11]
**	Credit rating agencies Fitch Ratings, Moody’s Investor Service, and Standards & Poor’s Corporation (S&P) rate the credit quality of debt issues. For reporting purposes, PT Asset Management, LLC (“PTAM”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations (‘’NRSROs’’). For example, if Fitch, Moody’s, and S&P all provide ratings, PTAM assigns the median rating. In certain instances, such as US Treasury and Agency securities, PTAM will assign an internal PTAM rating. The internal PTAM rating can only be as high as the highest stated credit rating from an NRSRO.

[12]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[13]
*	Amount shown reflects the expenses of the Fund from inception date through August 31, 2024. Expenses would be higher if the Fund had been in operations for the full year.

[14]
**	Credit rating agencies Fitch Ratings, Moody’s Investor Service, and Standards & Poor’s Corporation (S&P) rate the credit quality of debt issues. For reporting purposes, PT Asset Management, LLC (“PTAM”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations (‘’NRSROs’’). For example, if Fitch, Moody’s, and S&P all provide ratings, PTAM assigns the median rating. In certain instances, such as US Treasury and Agency securities, PTAM will assign an internal PTAM rating. The internal PTAM rating can only be as high as the highest stated credit rating from an NRSRO.

[15]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.